American Beacon International Equity Fund

Supplement dated June 29, 2012
to the
Statement of Additional Information dated February 29, 2012

The information below supplements the Statement of Additional Information dated February 29, 2012 and is in addition to any other supplement(s):

In the “Portfolio Managers” section for Templeton Investment Counsel, LLC, the reference to Gary Motyl is replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance- Based

Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Templeton Investment Counsel, LLC
Cindy Sweeting*	7 ($6.9 bil)	5 ($1.4 bil)	45 ($5.5 bil)	N/A	N/A	N/A
Antonio Docal*	11 ($10.5 bil)	1 ($595.4 mil)	20 ($5.5 bil)	N/A	N/A	N/A
*Information provided as of May 31, 2012.

In the Portfolio Managers section-Ownership of Funds sub-section for Templeton Investment Counsel, LLC, the reference to Gary Motyl is replaced with the following:

Name of Investment Advisor and Portfolio Manager	International Equity Fund
Templeton Investment Counsel, LLC
Cindy Sweeting	None
Antonio Docal	None

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE